Interest in associates and joint ventures - Impairment testing (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure of associates [line items]
Carrying amount	$ 22,244		$ 22,577
Bank of Communications Co., Limited
Disclosure of associates [line items]
VIU	18,000		18,300
Carrying amount	17,754	$ 17,754	18,057	$ 18,057
Fair value	$ 10,991		$ 10,491